BANK LOANS	12 Months Ended
Dec. 31, 2011
Bank Loans Disclosure [Abstract]
Bank Loans Disclosure [Text Block]

7. BANK LOANS

Bank loans consisted of the following:

	2011		2010
From Financial institutions	Rate	Balance	Rate	Balance
EFG Bank of HongKong	1.27%-1.39%	$702,866	-	-
Total		$702,866	-	-

The above bank loans are secured by the Company’s total assets. As at December 31, 2011, all of the bank loans are fixed term and mature at various date within one year. These bank loans contain automatically renewal terms.